Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial instruments
Schedule of maximum credit exposure

	December 31,
	2016	2017
	(in thousands)
Cash and cash equivalents	50,250	85,168
Bank deposits	7,000	—
Financial investments	—	70,000
Derivative financial instruments	2,112	404
Government grants receivables	8,906	3,882
Trade receivables	87,430	124,352

Schedule of aging of receivables

	December 31,
	2016	2017
	(in thousands)
Not past due	75,196	100,767
Past due 1‑30 days	10,430	20,386
Past due 31‑90 days	1,805	3,213
Past due more than 90 days	1,418	649
	88,849	125,015
Allowance for uncollected receivables	(1,419)	(663)
Total	87,430	124,352

Schedule of allowance for uncollected receivables

	December 31,
	2016	2017
	(in thousands)
Balance as of January 1	1,881	1,419
Provision for non-collection, net	(202)	(233)
Write-offs charged against the allowance	(260)	(523)
Balance as of December 31	1,419	663

Schedule of maximum credit exposure for trade receivables by geographic region and currency

	As of December 31,
	Currency	2016	2017
		(in thousands)
United States	Dollar	12,632	15,657
Euro countries (1)		€47,026	72,297
Israel	NIS	4,246	5,094
Switzerland	CHF	2,099	3,300
Australia	AUD	8,991	10,106
South Africa	ZAR	1,246	1,701
United Kingdom	GBP	1,601	1,804
Sweden	SEK	2,968	3,502
Denmark	DKK	242	440
Norway	NOK	691	935
Canada	CAD	2,006	4,421
New Zealand	NZD	81	110
Japan	JPY	2,919	3,564
Argentina	ARS	—	288
Others		682	1,133
Total		87,430	124,352

(1)	Includes Euro-zone countries and other countries that have sales denominated in Euros.

Schedules of maximum exposure to credit risk for trade receivables by counterparty

	As of December 31,
	2016	2017
	(in thousands)
Wholesale customers	76,694	111,408
Distributors	10,190	12,223
End-user customers	546	721
Total	87,430	124,352

Non-derivative Financial liabilities contractual payment schedule

	December 31, 2017
	Carrying	Expected	Within	Within	Within	Within
	amount	cash flow	1-6 months	7‑12 months	1‑3 years	3‑5 years
	(in thousands)
Non-derivative financial liabilities
Trade payables	61,215	61,215	61,215	—	—	—
Other current liabilities	695	695	642	53	—	—
Total non-derivative financial liabilities	61,910	61,910	61,857	53	—	—

	December 31, 2016
	Carrying	Expected	Within	Within	Within	Within
	amount	cash flow	1‑6 months	7‑12 months	1‑3 years	3‑5 years
	(in thousands)
Non-derivative financial liabilities
Trade payables	41,643	41,643	41,626	17	—	—
Other current liabilities	859	859	859	—	—	—
Total non-derivative financial liabilities	42,502	42,502	42,485	17	—	—

Schedule of exposure to foreign currency risk

	December 31, 2017
	(in thousands)
	Dollar	€	NIS	CHF	AUD	ZAR	GBP	SEK	DKK	NOK	CAD	NZD	JPY	ARS	Total
Current assets
Cash and cash equivalents	30,814	23,104	21,148	960	1,331	505	1,619	988	324	369	2,812	270	905	19	85,168
Trade receivables	16,790	72,297	5,094	3,300	10,106	1,701	1,804	3,502	440	935	4,421	110	3,564	288	124,352
Other receivables	—	—	3,882	—	—	—	—	—	—	—	—	—	—	—	3,882
Derivative financial instruments	404	—	—	—	—	—	—	—	—	—	—	—	—	—	404
Financial investments	70,000	—	—	—	—	—	—	—	—	—	—	—	—	—	70,000
Total assets	118,008	95,401	30,124	4,260	11,437	2,206	3,423	4,490	764	1,304	7,233	380	4,469	307	283,806
Current liabilities
Trade payables	11,140	19,805	24,397	207	1,356	780	569	573	142	125	1,238	44	698	141	61,215
Other current liabilities	—	475	97	—	70	—	—	—	—	—	—	—	53	—	695
Derivative financial instruments	215	—	—	—	—	—	—	—	—	—	—	—	—	—	215
Total liabilities	11,355	20,280	24,494	207	1,426	780	569	573	142	125	1,238	44	751	141	62,125
Total assets, net	106,653	75,121	5,630	4,053	10,011	1,426	2,854	3,917	622	1,179	5,995	336	3,718	166	221,681

	December 31, 2016
	(in thousands)
	Dollar	€	NIS	CHF	AUD	ZAR	GBP	SEK	DKK	NOK	CAD	NZD	JPY	ARS	Total
Current assets
Cash and cash equivalents	9,087	13,670	19,367	2,064	370	308	1,105	1,238	301	392	1,381	426	541	—	50,250
Bank deposits	7,000	—	—	—	—	—	—	—	—	—	—	—	—	—	7,000
Trade receivables	13,314	47,026	4,246	2,099	8,991	1,246	1,601	2,968	242	691	2,006	81	2,919	—	87,430
Other receivables	—	—	8,906	—	—	—	—	—	—	—	—	—	—	—	8,906
Derivative financial instruments	2,112	—	—	—	—	—	—	—	—	—	—	—	—	—	2,112
Total assets	31,513	60,696	32,519	4,163	9,361	1,554	2,706	4,206	543	1,083	3,387	507	3,460	—	155,698
Current liabilities
Trade payables	8,541	9,762	18,856	818	1,267	154	512	264	75	188	693	51	462	—	41,643
Other current liabilities	—	772	87	—	—	—	—	—	—	—	—	—	—	—	859
Non-current liabilities
Total liabilities	8,541	10,534	18,943	818	1,267	154	512	264	75	188	693	51	462	—	42,502
Total assets (liabilities), net	22,972	50,162	13,576	3,345	8,094	1,400	2,194	3,942	468	895	2,694	456	2,998	—	113,196

Schedule of significant exchange and spot rates applied during the year

	Year ended December 31,
	2016	2017	2016	2017
	Annual change		Reporting date spot rate
1 EUR	(3.72)%	14.00%	1.05	1.20
1 NIS	1.18%	10.95%	0.26	0.29
1 CHF	(2.77)%	4.44%	0.98	1.02
1 AUD	(1.20)%	8.51%	0.72	0.78
1 ZAR	12.07%	11.30%	0.07	0.08
1 GBP	(16.76)%	9.53%	1.23	1.35
1 SEK	(7.87)%	10.94%	0.11	0.12
1 DKK	(3.35)%	13.85%	0.14	0.16
1 NOK	1.25%	5.31%	0.12	0.12
1 CAD	3.14%	7.19%	0.74	0.80
1 NZD	1.09%	2.74%	0.69	0.71
1 JPY	3.01%	3.90%	0.01	0.01
1 ARS	(18.36)%	(15.08)%	0.06	0.05

Sensitivity analysis of U.S. Dollar on foreign currencies

	December 31, 2017
	Devaluation		Revaluation
	Equity	Net income	Equity	Net income
	(in thousands)
Change of 10% in:
EUR	(6,925)	1,088	7,326	(687)
NIS	(653)	(348)	789	484
CHF	304	689	135	(250)
AUD	(468)	527	746	(249)
ZAR	(143)	—	143	—
GBP	(15)	250	180	(85)
SEK	(149)	237	247	(139)
DKK	(62)	—	62	—
NOK	(118)	—	118	—
CAD	91	694	323	(281)
NZD	(34)	—	34	—
JPY	(25)	338	201	(162)
ARS	(17)	23	17	(23)

	December 31, 2016
	Devaluation		Revaluation
	Equity	Net income	Equity	Net income
	(in thousands)
Change of 10% in:
EUR	(3,943)	637	4,474	(106)
NIS	(2,397)	(2,068)	4,436	4,107
CHF	226	510	43	(242)
AUD	(469)	340	662	(147)
ZAR	(140)	—	140	—
GBP	58	267	46	(163)
SEK	(229)	126	280	(75)
DKK	(47)	—	47	—
NOK	(90)	—	90	—
CAD	225	510	4	(281)
NZD	(46)	—	46	—
JPY	(145)	155	170	(130)

Schedule of interest rate profile of interest-bearing financial instruments

	December 31,
	2016	2017
	Carrying amount
	(in thousands)
Fixed rate instruments
Financial assets	24,580	38,283
Variable rate instruments
Financial assets	—	70,000

Schedule of financial instruments carried at fair value by the valuation method

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	(in thousands)
Financial assets
Financial investments	—	70,000	—	70,000
Derivative financial instruments	—	404	—	404
Total assets	—	70,404	—	70,404
Financial Liabilities
Derivative financial instruments	—	215	—	215
Total non-derivative financial liabilities	—	215	—	215

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	(in thousands)
Financial assets
Derivative financial instruments	—	2,112	—	2,112
Total assets	—	2,112	—	2,112